SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit		$ 289	$ 37	$ 534
Deferred Income Tax Expense Benefit		(54)	(37)	84
Income Tax Expense (Benefit)	$ 175	235		618
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit		289		500
Deferred Income Tax Expense Benefit		(61)	(37)	84
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit			37	34
Deferred Income Tax Expense Benefit		$ 7